UNAUDITED PRO FORMA NET LOSS PER SHARE - Table (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Pro forma net loss per share
Net loss attributable to Altice USA, Inc. stockholders	$ (182,221)	$ (172,809)	$ (733,801)	$ (595,322)	$ (832,030)
Weighted average shares of common stock outstanding-basic and diluted	737,069,000	649,525,000	682,234,000	649,524,942	100,000
Pro forma adjustment to reflect the issuance of common stock					737,069,000
Weighted average shares of common stock outstanding used in computing the pro forma net income per share-basic					737,069,000
Weighted average shares of common stock outstanding used in computing the pro forma net income per share-diluted					737,069,000
Pro forma net loss per share-basic					$ (1.13)